UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Mar 31, 2012.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     Apr 18, 2012


                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       67
Form 13F Information Table Value Total:	      589,916,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Apple Computer Inc              037833100      40,500    67,551   Sole   None
Novo-Nordisk                    670100205      24,247   174,806   Sole   None
United Technologies             913017109      21,585   260,253   Sole   None
Berkshire Hathaway      B       084670207      21,437   264,170   Sole   None
ConocoPhillips                  20825C104      21,288   280,070   Sole   None
Oracle Corporation              38389x105      20,647   708,060   Sole   None
PepsiCo, Inc.                   713448108      20,455   308,290   Sole   None
Google Inc                      38259P508      20,318    31,686   Sole   None
Devon Energy Corp New           25179M103      18,030   253,514   Sole   None
Visa                            92826C839      17,307   146,670	  Sole   None
Ecolab Inc.                     278865100      16,784   271,936   Sole   None
Dollar Tree Stores              256746108      16,535   174,995   Sole   None
Wells Fargo & Co.               949746101      15,686   459,463   Sole   None
Amphenol Corp			032095101      15,428   258,126   Sole   None
Lincoln Elec Hldgs Inc          533900106      15,131   333,654   Sole   None
Cognizant Tech Solutions        192446102      14,584   193,033   Sole   None
Medco Health Solutions          58405U102      14,767   210,052   Sole   None
LKQ Corp                        501889208      14,708   471,863   Sole   None
Teva Pharmaceutical Inds	881624209      14,426   320,148   Sole	 None
Diamond Offshore                25271C102      14,156   212,082   Sole   None
3M Company                      88579Y101      14,011   157,050   Sole   None
Ace Ltd                         H0023R105      13,820   188,799   Sole   None
Mastercard Inc.                 57636Q104      13,674    32,516   Sole   None
McCormick                       579780206      13,111   240,872   Sole   None
Emerson Electric                291011104      12,866   246,564   Sole   None
Tupperware Brands Corp          899896104      12,852   202,399   Sole   None
Adobe Systems                   00724F101      12,725   370,893   Sole   None
Becton Dickinson & Co           075887109      12,078   155,538   Sole   None
Nike Inc.                       654106103      11,939   110,095   Sole   None
Darden Restaurants Inc.         237194105      11,885   232,304   Sole   None
Microsoft Corp                  594918104      11,620   360,262   Sole   None
Norfolk Southern Corp           655844108      11,038   167,681   Sole   None
Wal-Mart Stores Inc		931142103      10,751   175,667   Sole	 None
Freeport McMoran Copper         35671D857      10,737   282,246   Sole   None
Stifel Financial Corp           860630102      10,114   267,282   Sole   None
Berkshire Hathaway      A       084670108       3,291        27   Sole   None
Perrigo Company                 714290103       2,406    23,289   Sole   None
Middleby Corp.			596278101       1,947    19,244   Sole   None
Monro Muffler Brake             610236101       1,791    43,162   Sole   None
CVS Caremark Corp               126650100       1,745    38,943   Sole   None
TJX Companies, Inc              872540109       1,549    39,016   Sole   None
Intuit                          461202103       1,465    24,358   Sole   None
Dorman Products                 258278100       1,292    25,530   Sole   None
Apache Corp			037411105	1,258	 12,529   Sole   None
Schlumberger Ltd                806857108       1,110    15,874   Sole   None
Caseys General Stores, Inc      147528103       1,078    19,441   Sole   None
Express Scripts                 30219G108       1,038    19,160   Sole   None
Quality Systems                 747582104         974    22,266   Sole   None
Walgreen Co                     931422109         970    28,967   Sole   None
Southern Copper Corp            84265V105         708    22,327   Sole   None
Walt Disney Co.                 254687106         681    15,557   Sole   None
Exxon Mobil Corp                30231g102         606     6,990   Sole   None
iShares MSCI Emrg Mkt           464287234         577    13,440   Sole   None
Market Vectors Agribusiness     57060U605         452     8,555   Sole   None
Ishare MSCI Brazil F            464286400         421     6,515   Sole   None
Chevron Corp New                166764100         402     3,754   Sole   None
Verizon Communications          92343v104         297     7,768   Sole   None
Noble Corporation               H5833N103         274     7,300   Sole   None
Goldman Sachs Group             38141G104         267     2,148   Sole   None
Royal Dutch Shell Cl A          780259206         264     3,770   Sole   None
JP Morgan Chase & Co            46625H100         259     5,629   Sole   None
Kinder Morgan Energy Partners   494550106         258     3,115   Sole   None
Deere & Co                      244199105         257     3,176   Sole   None
AT&T                            00206R102         253     8,087   Sole   None
Bank of America                 060505104         225    23,532   Sole   None
International Business Machine  459200101         209     1,000   Sole   None
Sandridge Energy Inc            80007P307          79    10,090   Sole   None

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